Preferred Stock - Narrative (Details) $ / shares in Units, $ in Thousands				1 Months Ended							3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 10, 2023 USD ($) $ / shares shares	Aug. 09, 2023 $ / shares	Jun. 01, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares	Oct. 31, 2022 USD ($) $ / shares shares	Jul. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Nov. 30, 2020 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)
Temporary Equity [Line Items]
Preferred stock, shares authorized (in shares)											10,000,000	10,000,000
Preferred stock available for future issuance (in shares)											5,984,998	5,984,998
Undeclared dividends | $											$ 458	$ 458
Automatic conversion, anniversary	4 years
Conversion price, first automatic reset		18 months
Conversion price, second automatic reset		47 months
Series A Convertible Preferred Stock, floor conversion price (in dollars per share) | $ / shares		$ 2.10
Number of trading days, VWAP		10 days
Liquidation preference (in dollars per share) | $ / shares											$ 10.00	$ 10.00
Sale of stock (in shares)	4,015,002
Sale of stock, price per share (in dollars per share) | $ / shares	$ 10.00
Net proceeds on sale of stock | $	$ 40,150
Warrants outstanding (in shares)	14,266,605										14,266,605	14,266,605		2,871,084
Percentage of then-outstanding preferred stock on an as-converted to common stock basis												99.2
Proceeds from exercise of preferred stock warrants | $												$ 9,630	$ 0		$ 117
Transfer of warrant liability to preferred stock upon exercise of warrants | $												$ 25,409	0
Derivative liability, measurement input											0	0
Enterprise value | $												$ 220,000
Loss on equity issuance | $												$ 4,171	$ 0	$ 8,312
Measurement Input, Discount Rate
Temporary Equity [Line Items]
Derivative liability, measurement input														30
Series B-3
Temporary Equity [Line Items]
Warrants outstanding (in shares)							2,824,974							2,824,974
Warrants exercised (in shares)												4,771,642
Series B
Temporary Equity [Line Items]
Warrants outstanding (in shares)														36,707
Warrants exercised (in shares)												11,123
Transfer of warrant liability to preferred stock upon exercise of warrants | $												$ 106
Tranche Two
Temporary Equity [Line Items]
Percentage of shares committed					49.7	40
Fair value of warrant liability | $			$ 14,701
Private Placement | Series B-3
Temporary Equity [Line Items]
Strike price (in dollars per share) | $ / shares							$ 2.03
Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Issuances (in shares)	4,015,002
Proceeds from the issuance of preferred stock | $	$ 40,150
Preferred stock, shares authorized (in shares)											10,000,000	10,000,000
Original issue price (in dollars per share) | $ / shares		$ 10.00									$ 10.00	$ 10.00
Preferred stock, dividend rate, percentage		8.00%										8.00%
Liquidation preference (in dollars per share) | $ / shares		$ 10.00									$ 10.00	$ 10.00
Series B-2
Temporary Equity [Line Items]
Sale of stock (in shares)					165,967	17,656
Net proceeds on sale of stock | $					$ 2,350	$ 250
Conversion price (in dollars per share) | $ / shares					$ 14.16		$ 0.35
Conversion ratio					1		1
Percentage of then-outstanding preferred stock on an as-converted to common stock basis												99.2
Series B-2 | Tranche Two
Temporary Equity [Line Items]
Sale of stock (in shares)					257,779	207,541
Net proceeds on sale of stock | $					$ 3,650	$ 2,932
Series B-2 | Private Placement
Temporary Equity [Line Items]
Sale of stock, price per share (in dollars per share) | $ / shares							$ 14.16
Consideration received, potential increased amount | $							$ 9,755
Number of shares issued in transaction, potential increased amount (in shares)							706,243
Series B-2 | Private Placement | Tranche Two
Temporary Equity [Line Items]
Sale of stock (in shares)							518,854
Net proceeds on sale of stock | $							$ 7,347
Series B-2 | Private Placement | Tranche Three
Temporary Equity [Line Items]
Sale of stock (in shares)							306,053
Net proceeds on sale of stock | $							$ 4,334
Series B-2 | Private Placement | Maximum | Tranche Two
Temporary Equity [Line Items]
Consideration received, potential increased amount | $							10,000
Series B-2 | Private Placement | Maximum | Tranche Three
Temporary Equity [Line Items]
Consideration received, potential increased amount | $							$ 5,000
Number of shares issued in transaction, potential increased amount (in shares)							353,121
Series B-3
Temporary Equity [Line Items]
Sale of stock (in shares)					663,868	70,624
Class of warrant or right, number of securities called by each warrant or right (in shares)							4
Conversion price (in dollars per share) | $ / shares					$ 2.03		$ 0.05
Conversion ratio					1		1
Proceeds from exercise of preferred stock warrants | $				$ 4,530
Series B-3 | Series B-2, B-3 preferred stock fair value per share | Valuation, Reverse Recapitalization Approach, Enterprise Value
Temporary Equity [Line Items]
Derivative liability, measurement input | $ / shares	9.31													10.93
Series B-3 | Series B
Temporary Equity [Line Items]
Proceeds from exercise of preferred stock warrants | $												$ 4,771,642
Series B-3 | Tranche Two
Temporary Equity [Line Items]
Sale of stock (in shares)					1,031,116	830,167
Class of warrant or right, number of securities called by each warrant or right (in shares)							4
Strike price (in dollars per share) | $ / shares							$ 2.03
Series B-3 | Tranche Three
Temporary Equity [Line Items]
Class of warrant or right, number of securities called by each warrant or right (in shares)							8
Strike price (in dollars per share) | $ / shares							$ 2.03
Series B-3 | Private Placement | Tranche Two
Temporary Equity [Line Items]
Sale of stock (in shares)							2,075,417
Series B-3 | Private Placement | Tranche Three
Temporary Equity [Line Items]
Sale of stock (in shares)							2,448,428
Series A-1
Temporary Equity [Line Items]
Conversion price (in dollars per share) | $ / shares					$ 38.84		$ 1.06
Conversion ratio					1.275		1.155
Series A-2
Temporary Equity [Line Items]
Conversion price (in dollars per share) | $ / shares					$ 12.14		$ 0.33
Conversion ratio					1.290		1.173
Series A-3
Temporary Equity [Line Items]
Conversion price (in dollars per share) | $ / shares					$ 13.36		$ 0.37
Conversion ratio					1.303		1.162
Series A-4
Temporary Equity [Line Items]
Conversion price (in dollars per share) | $ / shares					$ 12.55		$ 0.34
Conversion ratio					1.277		1.165
Series A-5
Temporary Equity [Line Items]
Conversion price (in dollars per share) | $ / shares					$ 13.36		$ 0.37
Conversion ratio					1.333		1.189
Series A-6
Temporary Equity [Line Items]
Conversion price (in dollars per share) | $ / shares					$ 14.97		$ 0.42
Conversion ratio					1.351		1.190
Proceeds from exercise of preferred stock warrants | $										$ 19
Series B
Temporary Equity [Line Items]
Conversion price (in dollars per share) | $ / shares					$ 9.71		$ 0.26
Conversion ratio					1.250		1.154
Proceeds from exercise of preferred stock warrants | $								$ 117	$ 117
Series B | Series B
Temporary Equity [Line Items]
Warrants exercised (in shares)												11,123
Proceeds from exercise of preferred stock warrants | $												$ 4
Series B-1
Temporary Equity [Line Items]
Conversion price (in dollars per share) | $ / shares					$ 10.93		$ 0.30
Conversion ratio					1.296		1.167